Intellectual Property and Collaborative Agreements (Detail Textuals) $ in Millions	1 Months Ended
	Jan. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) Compounds	Aug. 31, 2013 USD ($)	Apr. 30, 2013 USD ($)	Dec. 31, 2011 USD ($)
MiNA
Intellectual Property And Collaborative Agreements [Line Items]
Maximum upfront, clinical, commercialization milestone payments and royalties received		$ 49.0
MiNA | Subsequent Event
Intellectual Property And Collaborative Agreements [Line Items]
Upfront payment received under license agreement	$ 0.5
Arcturus
Intellectual Property And Collaborative Agreements [Line Items]
Payment received under license agreement				$ 0.8
Tekmira
Intellectual Property And Collaborative Agreements [Line Items]
Upfront payment received under license agreement					$ 0.3
Additional payment received					$ 0.2
Mirna
Intellectual Property And Collaborative Agreements [Line Items]
Upfront payment received under license agreement			$ 1.0
Maximum upfront, clinical, commercialization milestone payments and royalties received						$ 63.0
Agreement termination period						60 days
Number of compounds | Compounds			3
Future additional selection upfront payment			$ 0.5